Schedule of Investments ─ NYLI Winslow Large Cap Growth ETF

 January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.5%

Communication Services — 17.0%
Alphabet, Inc., Class A	20,382	$4,158,335
Alphabet, Inc., Class C	17,083	3,512,265
Meta Platforms, Inc., Class A	8,461	5,831,152
Netflix, Inc.*	1,483	1,448,535
Spotify Technology SA*	4,956	2,718,614
Total Communication Services		17,668,901

Consumer Discretionary — 18.5%
Amazon.com, Inc.*	42,330	10,060,994
Booking Holdings, Inc.	276	1,307,567
Chipotle Mexican Grill, Inc.*	34,319	2,002,514
Hilton Worldwide Holdings, Inc.	4,261	1,091,114
O’Reilly Automotive, Inc.*	1,370	1,773,355
Tesla, Inc.*	7,445	3,012,247
Total Consumer Discretionary		19,247,791

Financials — 8.4%
Arthur J Gallagher & Co.	9,021	2,722,718
Fiserv, Inc.*	8,581	1,853,839
KKR & Co., Inc.	9,239	1,543,560
Mastercard, Inc., Class A	4,692	2,606,078
Total Financials		8,726,195

Health Care — 8.3%
Alnylam Pharmaceuticals, Inc.*	3,677	997,607
Boston Scientific Corp.*	10,960	1,121,865
Eli Lilly & Co.	4,109	3,332,728
Intuitive Surgical, Inc.*	3,365	1,924,376
Stryker Corp.	3,154	1,234,129
Total Health Care		8,610,705

Industrials — 8.0%
Automatic Data Processing, Inc.	4,774	1,446,570
Cintas Corp.	5,667	1,136,630
Eaton Corp. PLC	3,032	989,766
General Electric Co.	8,998	1,831,723
Howmet Aerospace, Inc.	10,089	1,277,065
Trane Technologies PLC	4,421	1,603,718
Total Industrials		8,285,472

Information Technology — 37.1%
Apple, Inc.	24,701	5,829,436
Broadcom, Inc.	12,997	2,875,846
Fair Isaac Corp.*	572	1,071,676
Lam Research Corp.	19,255	1,560,618
Microsoft Corp.	26,784	11,116,967
NVIDIA Corp.	58,035	6,968,263
Oracle Corp.	5,515	937,881
Salesforce, Inc.	2,723	930,449
ServiceNow, Inc.*	1,849	1,882,985
Shopify, Inc., Class A*	7,787	909,522
Snowflake, Inc., Class A*	4,120	747,821
Synopsys, Inc.*	2,338	1,228,572
Texas Instruments, Inc.	7,322	1,351,714
Workday, Inc., Class A*	4,529	1,186,870
Total Information Technology		38,598,620

Materials — 2.2%
Ecolab, Inc.	5,036	1,259,957
Vulcan Materials Co.	3,657	1,002,567
Total Materials		2,262,524

Total Common Stocks
(Cost $83,300,758)		103,400,208
	Shares	Value
Short-Term Investment — 0.6%

Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%(a)
(Cost $606,646)	606,646	$606,646

Total Investments — 100.1%
(Cost $83,907,404)		104,006,854
Other Assets and Liabilities, Net — (0.1)%		(68,691)
Net Assets — 100%		$103,938,163

1

*	Non-income producing securities.
(a)	Reflects the 7-day yield at January 31, 2025.

Schedule of Investments ─ NYLI Winslow Large Cap Growth ETF (continued)

 January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$103,400,208	$—	$—	$103,400,208
Short-Term Investment:
Money Market Fund	606,646	—	—	606,646
Total Investments in Securities	$104,006,854	$—	$—	$104,006,854

(b)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2025 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.